Segment Data (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,715,797,000	$ 1,630,034,000	$ 1,630,154,000	$ 1,342,548,000	$ 1,694,367,000	$ 1,587,522,000	$ 1,618,097,000	$ 1,343,058,000	$ 6,318,533,000	$ 6,243,044,000	$ 6,246,884,000
US Operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									4,500,000,000	4,500,000,000	4,500,000,000
Identifiable long-lived assets	2,000,000,000				2,100,000,000				2,000,000,000	2,100,000,000	2,200,000,000
Foreign Operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,800,000,000	1,700,000,000	1,700,000,000
Identifiable long-lived assets	$ 682,700,000				$ 760,500,000				$ 682,700,000	$ 760,500,000	$ 805,200,000